Government Fees And Other Taxes (Details) - Schedule of Government Fees and Other Taxes Consist - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Government Fees And Other Taxes Consist [Abstract]
Government fees	$ 69	$ 69
Other taxes	2,319	2,574
Total government fees and other taxes consist	$ 2,388	$ 2,643